Eagle Point Credit Company Inc.

Item G.1.b.iv. Information called for by Item 405 of Regulation S-K.

During the 2020 fiscal year, Thomas Majewski (CEO and Director of the Company) amended a Form 4 filing to reflect a previously executed transaction that may not have been timely reported to Mr. Majewski by the time of the initial filing, as previously reported on the amended Form 4.